Average Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 20% Portfolio	Apr. 29, 2024
VIP FundsManager 20% Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.15%
Past 5 years	3.90%
Past 10 years	3.18%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0900
Average Annual Return:
Past 1 year	8.69%
Past 5 years	3.83%
Past 10 years	3.26%